UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
The Laudus Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
The Laudus Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund

Portfolio Holdings as of June 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.5%	Common Stock	116,028,917	126,862,166
0.4%	Other Investment Company	541,239	541,239

98.9%	Total Investments	116,570,156	127,403,405
1.1%	Other Assets and Liabilities, Net		1,356,640

100.0%	Net Assets		128,760,045

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Australia 7.0%

Food & Staples Retailing 0.4%
Wesfarmers Ltd.	15,635	535,840

Insurance 3.8%
AMP Ltd.	266,452	1,401,246
QBE Insurance Group Ltd.	189,850	3,523,623

		4,924,869

Telecommunication Services 2.8%
Telstra Corp., Ltd.	1,130,018	3,511,402

		8,972,111

France 16.9%

Banks 1.3%
Societe Generale	29,572	1,751,432

Capital Goods 2.5%
Compagnie de Saint-Gobain	49,730	3,223,400

Energy 3.3%
Total S.A.	72,672	4,201,420

Food & Staples Retailing 2.7%
Carrefour S.A. *	83,558	3,435,028

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Sanofi	62,319	5,012,977

Telecommunication Services 3.2%
France Telecom S.A.	192,512	4,093,477

		21,717,734

Germany 2.7%

Utilities 2.7%
RWE AG	63,307	3,517,146

Italy 4.9%

Banks 2.5%
Intesa Sanpaolo	1,221,486	3,252,543

Energy 2.4%
Eni S.p.A.	127,995	3,033,345

		6,285,888

Japan 21.7%

Automobiles & Components 3.1%
Toyota Motor Corp.	96,700	3,982,027

Food & Staples Retailing 3.3%
Seven & i Holdings Co., Ltd.	159,800	4,297,657

Household & Personal Products 3.2%
Kao Corp.	155,200	4,080,857

Insurance 2.8%
Tokio Marine Holdings, Inc.	129,700	3,630,872

Materials 0.3%
Shin-Etsu Chemical Co., Ltd.	8,000	428,814

Pharmaceuticals, Biotechnology & Life Sciences 3.6%
Takeda Pharmaceutical Co., Ltd.	99,300	4,589,338

Technology Hardware & Equipment 3.3%
CANON, Inc.	87,700	4,171,564

Telecommunication Services 2.1%
KDDI Corp.	382	2,748,466

		27,929,595

Netherlands 4.8%

Food & Staples Retailing 2.9%
Koninklijke Ahold N.V.	274,771	3,694,370

Media 1.9%
Reed Elsevier N.V.	188,275	2,529,234

		6,223,604

Singapore 4.4%

Banks 2.7%
United Overseas Bank Ltd.	213,535	3,428,336

Telecommunication Services 1.7%
Singapore Telecommunications Ltd.	857,000	2,205,477

		5,633,813

Spain 7.4%

Banks 1.3%
Banco Santander S.A.	139,047	1,601,841

Telecommunication Services 3.1%
Telefonica S.A.	165,486	4,041,785

 1

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 3.0%
Iberdrola S.A.	433,401	3,855,878

		9,499,504

Switzerland 6.2%

Insurance 2.4%
Zurich Financial Services AG *	12,206	3,088,602

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
Novartis AG - Reg’d	80,290	4,920,742

		8,009,344

Taiwan 2.9%

Semiconductors & Semiconductor Equipment 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,496,154	3,770,697

United Kingdom 19.6%

Energy 6.5%
BP plc	585,309	4,309,626
Royal Dutch Shell plc, Class A	115,077	4,086,232

		8,395,858

Food & Staples Retailing 3.1%
Tesco plc	611,853	3,953,170

Food, Beverage & Tobacco 3.7%
Unilever plc	146,789	4,736,301

Pharmaceuticals, Biotechnology & Life Sciences 3.6%
GlaxoSmithKline plc	218,881	4,691,552

Telecommunication Services 2.7%
Vodafone Group plc	1,329,686	3,525,849

		25,302,730

Total Common Stock
(Cost $116,028,917)		126,862,166

Other Investment Company 0.4% of net assets

United States 0.4%
State Street Institutional Liquid Reserves Fund - Institutional Class	541,239	541,239

Total Other Investment Company
(Cost $541,239)		541,239

End of Investments.

At 06/30/11, the tax basis cost of the fund’s investments was $118,260,108 and the unrealized appreciation and depreciation were $11,667,849 and ($2,524,552), respectively, with a net unrealized appreciation of $9,143,297.

At 06/30/11, the values of certain foreign securities held by the fund aggregating $126,862,166 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

Reg’d —	Registered

In addition to the above, the fund held the following at 06/30/11:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Losses
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

07/29/2011	State Street Bank London	USD	4,730,031	AUD	4,423,500	(28,205)
09/30/2011	State Street Bank London	USD	2,478,362	CHF	2,082,500	(3,114)

Net unrealized losses on Forward Foreign Currency Contracts						(31,319)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

2

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2011:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$126,862,166	$—	$126,862,166
Other Investment Company(a)	541,239	—	—	541,239

Total	$541,239	$126,862,166	$—	$127,403,405

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Contracts*	($31,319)	$—	$—	($31,319)

*	Forward Foreign Currency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund entered into forward foreign currency exchange contracts during the period ended June 30, 2011. The fund invested in forward currency contracts in connection with the purchase and sale of portfolio securities with the aim of minimizing losses from the depreciation of currencies that are deemed to be overvalued according to Mondrian’s propriety currency valuation model.

REG60667JUN11-00

 3

Laudus Trust
Laudus Mondrian Global Equity Fund

Portfolio Holdings as of June 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Common Stock	5,043,301	4,958,288
1.5%	Other Investment Company	74,889	74,889

99.5%	Total Investments	5,118,190	5,033,177
0.5%	Other Assets and Liabilities, Net		25,356

100.0%	Net Assets		5,058,533

	Number	Value
Security	of Shares	($)

Common Stock 98.0% of net assets

Australia 3.3%

Insurance 2.3%
AMP Ltd.	9,180	48,277
QBE Insurance Group Ltd.	3,655	67,837

		116,114

Telecommunication Services 1.0%
Telstra Corp., Ltd.	16,720	51,955

		168,069

France 10.1%

Capital Goods 1.2%
Vinci S.A.	957	61,418

Energy 2.9%
Total S.A.	2,530	146,268

Food & Staples Retailing 1.9%
Carrefour S.A. *	2,320	95,374

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Sanofi	1,047	84,221

Telecommunication Services 2.5%
France Telecom S.A.	5,873	124,881

		512,162

Germany 4.0%

Telecommunication Services 1.9%
Deutsche Telekom AG - Reg’d	6,079	94,857

Utilities 2.1%
RWE AG	1,973	109,614

		204,471

Israel 0.9%

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Teva Pharmaceutical Industries Ltd. ADR	1,000	48,220

Italy 3.0%

Banks 1.1%
Intesa Sanpaolo	20,009	53,279

Energy 1.9%
Eni S.p.A.	4,087	96,858

		150,137

Japan 6.9%

Food & Staples Retailing 1.9%
Seven & i Holdings Co., Ltd.	3,600	96,818

Insurance 1.3%
Tokio Marine Holdings, Inc.	2,300	64,387

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Astellas Pharma, Inc.	1,600	62,082

Software & Services 1.1%
Trend Micro, Inc.	1,800	55,921

Technology Hardware & Equipment 1.4%
CANON, Inc.	1,500	71,350

		350,558

Netherlands 4.2%

Diversified Financials 1.8%
ING Groep N.V. CVA *	7,488	92,279

Food & Staples Retailing 1.5%
Koninklijke Ahold N.V.	5,599	75,280

Media 0.9%
Reed Elsevier N.V.	3,221	43,270

		210,829

Singapore 2.8%

Banks 1.6%
United Overseas Bank Ltd.	5,083	81,608

Telecommunication Services 1.2%
Singapore Telecommunications Ltd.	24,000	61,861

		143,469

Spain 4.2%

Telecommunication Services 2.0%
Telefonica S.A.	4,134	100,968

Utilities 2.2%
Iberdrola S.A.	12,364	110,000

		210,968

Switzerland 3.9%

Insurance 1.3%
Zurich Financial Services AG - Reg’d *	264	66,802

 1

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Novartis AG - Reg’d	2,141	131,216

		198,018

Taiwan 1.7%

Semiconductors & Semiconductor Equipment 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	33,184	83,632

United Kingdom 11.6%

Consumer Services 0.9%
Compass Group plc	4,704	45,357

Energy 4.7%
BP plc	15,258	112,344
Royal Dutch Shell plc, Class A	3,583	127,228

		239,572

Food, Beverage & Tobacco 2.5%
Unilever plc	3,918	126,418

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
GlaxoSmithKline plc	7,027	150,619

Telecommunication Services 0.5%
Vodafone Group plc	8,657	22,955

		584,921

United States 41.4%

Banks 2.6%
U.S. Bancorp	3,200	81,632
Wells Fargo & Co.	1,755	49,245

		130,877

Capital Goods 1.9%
3M Co.	500	47,425
General Electric Co.	2,600	49,036

		96,461

Diversified Financials 2.4%
Bank of America Corp.	3,550	38,908
Northern Trust Corp.	1,800	82,728

		121,636

Energy 4.8%
Chevron Corp.	900	92,556
Southwestern Energy Co. *	3,500	150,080

		242,636

Food & Staples Retailing 2.5%
Wal-Mart Stores, Inc.	2,400	127,536

Food, Beverage & Tobacco 4.2%
ConAgra Foods, Inc.	4,500	116,145
H.J. Heinz Co.	1,800	95,904

		212,049

Health Care Equipment & Services 3.4%
Baxter International, Inc.	1,800	107,442
WellPoint, Inc.	800	63,016

		170,458

Household & Personal Products 1.9%
The Procter & Gamble Co.	1,500	95,355

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Johnson & Johnson	1,700	113,084
Merck & Co., Inc.	3,900	137,631
Pfizer, Inc.	6,965	143,479

		394,194

Retailing 1.5%
Genuine Parts Co.	1,400	76,160

Software & Services 2.8%
Microsoft Corp.	5,500	143,000

Telecommunication Services 2.6%
AT&T, Inc.	2,900	91,089
Verizon Communications, Inc.	1,100	40,953

		132,042

Transportation 1.5%
United Parcel Service, Inc., Class B	1,000	72,930

Utilities 1.5%
Edison International	2,000	77,500

		2,092,834

Total Common Stock
(Cost $5,043,301)		4,958,288

Other Investment Company 1.5% of net assets

United States 1.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	74,889	74,889

Total Other Investment Company
(Cost $74,889)		74,889

End of Investments.

At 06/30/11, the tax basis cost of the fund’s investments was $5,118,984 and the unrealized appreciation and depreciation were $379,865 and ($465,672), respectively, with a net unrealized depreciation of ($85,807).

At 06/30/11, the values of certain foreign securities held by the fund aggregating $2,817,234 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
Reg’d —	Registered

2

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 06/30/11:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
Expiration		to be	to be	to be	to be	Losses
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

07/29/2011	State Street Bank London	USD	157,187	AUD	147,000	(937)
09/30/2011	State Street Bank London	USD	105,918	CHF	89,000	(133)

Net unrealized losses on Forward Foreign Currency Contracts						(1,070)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 3

 Laudus Mondrian Global Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2011:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$2,817,234	$—	$2,817,234
Israel(a)	48,220	—	—	48,220
United States(a)	2,092,834	—	—	2,092,834
Other Investment Company(a)	74,889	—	—	74,889

Total	$2,215,943	$2,817,234	$—	$5,033,177

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Contracts*	($1,070)	$—	$—	($1,070)

*	Forward Foreign Currency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund entered into forward foreign currency exchange contracts during the period ended June 30, 2011. The fund invested in forward currency contracts in connection with the purchase and sale of portfolio securities with the aim of minimizing losses from the depreciation of currencies that are deemed to be overvalued according to Mondrian’s propriety currency valuation model.

REG60669JUN11-00

4

Laudus Trust
Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of June 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

94.7%	Common Stock	162,887,317	181,622,559
3.1%	Preferred Stock	4,723,263	5,930,158
1.1%	Other Investment Company	2,113,888	2,113,888

98.9%	Total Investments	169,724,468	189,666,605
1.1%	Other Assets and Liabilities, Net		2,115,101

100.0%	Net Assets		191,781,706

	Number	Value
Security	of Shares	($)

Common Stock 94.7% of net assets

Brazil 15.1%

Food, Beverage & Tobacco 2.4%
Companhia de Bebidas das Americas ADR	135,100	4,556,923

Materials 5.0%
Companhia Siderurgica Nacional S.A. ADR	204,900	2,553,054
Vale S.A. ADR	245,600	7,112,576

		9,665,630

Software & Services 3.1%
Redecard S.A.	394,500	5,945,369

Transportation 2.6%
CCR S.A.	170,500	5,074,632

Utilities 2.0%
CPFL Energia S.A. ADR	43,300	3,762,770

		29,005,324

Chile 3.0%

Utilities 3.0%
Enersis S.A. ADR	252,200	5,825,820

China 23.5%

Banks 7.1%
China Construction Bank Corp., Class H	8,542,950	7,111,876
Industrial & Commercial Bank of China Ltd., Class H	8,471,325	6,461,469

		13,573,345

Capital Goods 2.6%
Beijing Enterprises Holdings Ltd.	972,500	5,082,435

Energy 2.3%
China Shenhua Energy Co., Ltd., Class H	940,500	4,506,805

Food, Beverage & Tobacco 2.5%
Want Want China Holdings Ltd.	4,835,000	4,700,795

Household & Personal Products 1.5%
Hengan International Group Co., Ltd.	313,000	2,814,515

Telecommunication Services 3.0%
China Mobile Ltd.	627,500	5,841,886

Transportation 2.2%
China Merchants Holdings International Co., Ltd.	622,000	2,413,570
China Shipping Development Co., Ltd., Class H	2,000,000	1,845,730

		4,259,300

Utilities 2.3%
China Resources Power Holdings Co., Ltd.	2,226,000	4,352,357

		45,131,438

India 6.5%

Banks 2.3%
Axis Bank Ltd.	148,947	4,294,533

Capital Goods 1.1%
Tata Motors Ltd.	97,050	2,159,432

Diversified Financials 2.0%
Rural Electrification Corp., Ltd.	885,168	3,875,438

Software & Services 1.1%
HCL Technologies Ltd.	185,157	2,054,093

		12,383,496

Indonesia 4.9%

Automobiles & Components 1.7%
PT Astra International Tbk	437,500	3,252,141

Utilities 3.2%
PT Perusahaan Gas Negara	13,034,500	6,130,548

		9,382,689

Kazahkstan 1.6%

Energy 1.6%
KazMunaiGas Exploration Production GDR	153,514	3,054,929

Malaysia 1.8%

Telecommunication Services 1.8%
Maxis Berhad	1,901,800	3,453,414

 1

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Mexico 2.5%

Materials 2.5%
Grupo Mexico S.A.B. de C.V., Series B	1,450,000	4,787,718

Peru 2.1%

Banks 2.1%
Credicorp Ltd.	45,794	3,942,863

Philippines 2.2%

Telecommunication Services 2.2%
Philippine Long Distance Telephone Co. ADR	79,500	4,296,180

Republic of Korea 6.8%

Banks 2.0%
KB Financial Group, Inc.	70,401	3,346,727
KB Financial Group, Inc. ADR	9,350	446,930

		3,793,657

Food, Beverage & Tobacco 2.2%
KT&G Corp.	65,811	4,092,962

Semiconductors & Semiconductor Equipment 2.6%
Samsung Electronics Co., Ltd.	6,498	5,050,435

		12,937,054

Russia 3.6%

Energy 3.6%
Gazprom ADR	246,790	3,590,795
LUKOIL ADR	51,900	3,308,625

		6,899,420

South Africa 5.9%

Diversified Financials 1.5%
African Bank Investments Ltd.	560,107	2,852,481

Energy 2.0%
Sasol	71,988	3,797,673

Food, Beverage & Tobacco 2.4%
Tiger Brands Ltd.	157,541	4,608,336

		11,258,490

Taiwan 7.1%

Semiconductors & Semiconductor Equipment 4.6%
MediaTek, Inc.	161,923	1,763,699
Taiwan Semiconductor Manufacturing Co., Ltd.	2,849,719	7,182,032

		8,945,731

Telecommunication Services 2.5%
Chunghwa Telecom Co., Ltd.	92,000	316,583
Chunghwa Telecom Co., Ltd. ADR	128,161	4,427,963

		4,744,546

		13,690,277

Thailand 4.3%

Banks 1.7%
Kasikornbank Public Co., Ltd. NVDR	801,400	3,221,599

Energy 2.6%
PTT PCL	461,000	5,026,363

		8,247,962

Turkey 3.8%

Banks 2.2%
Turkiye Garanti Bankasi A/S	914,705	4,150,752

Energy 1.6%
Tupras-Turkiye Petrol Rafinerileri A/S	129,266	3,174,733

		7,325,485

Total Common Stock
(Cost $162,887,317)		181,622,559

Preferred Stock 3.1% of net assets

Brazil 3.1%

Banks 3.1%
Itausa - Investimentos Itau S.A.	771,885	5,930,158

Total Preferred Stock
(Cost $4,723,263)		5,930,158

Other Investment Company 1.1% of net assets

United States 1.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	2,113,888	2,113,888

Total Other Investment Company
(Cost $2,113,888)		2,113,888

End of Investments.

At 06/30/11, the tax basis cost of the fund’s investments was $173,104,450 and the unrealized appreciation and depreciation were $21,287,673 and ($4,725,518) respectively, with a net unrealized appreciation of $16,562,155.

At 06/30/11, the values of certain foreign securities held by the fund aggregating $109,816,087 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

2

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 3

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2011:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$88,935,012	$—	$88,935,012
Brazil(a)	29,005,324	—	—	29,005,324
Chile(a)	5,825,820	—	—	5,825,820
Kazahkstan(a)	3,054,929	—	—	3,054,929
Mexico(a)	4,787,718	—	—	4,787,718
Peru(a)	3,942,863	—	—	3,942,863
Philippines(a)	4,296,180	—	—	4,296,180
Republic of Korea(a)	—	5,050,435	—	5,050,435
Banks	446,930	3,346,727	—	3,793,657
Food, Beverage & Tobacco	4,092,962	—	—	4,092,962
Russia(a)	6,899,420	—	—	6,899,420
Taiwan(a)	—	8,945,731	—	8,945,731
Telecommunication Services	4,427,963	316,583	—	4,744,546
Thailand(a)	—	3,221,599	—	3,221,599
Energy	5,026,363	—	—	5,026,363
Preferred Stock(a)	5,930,158	—	—	5,930,158
Other Investment Company(a)	2,113,888	—	—	2,113,888

Total	$79,850,518	$109,816,087	$—	$189,666,605

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG60664JUN11-00

4

Laudus Trust
Laudus Mondrian International Fixed Income Fund

Portfolio Holdings as of June 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

65.4%		Government Bonds	682,645,481	707,147,721
9.8%		Government Agency Obligations	98,275,738	106,167,916
8.0%		Corporate Bonds	82,646,900	86,039,700
11.2%		Supranational	112,565,092	121,198,293
3.9%		U.S. Government and Government Agencies	40,835,681	42,454,539
2.1%		Other Investment Company	22,916,444	22,916,444

100.4%		Total Investments	1,039,885,336	1,085,924,613
(0	.4)%	Other Assets and Liabilities, Net		(4,309,183)

100.0%		Net Assets		1,081,615,430

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 65.4% of net assets

Austria 4.2%
Austria Government Bond
6.25%, 07/15/27 (EUR)	24,500,000	45,454,807

Canada 3.7%
Canada Government Bond
3.50%, 01/13/20 (EUR)	27,000,000	40,424,433

Denmark 4.4%
Denmark Government International Bond
3.13%, 03/17/14 (EUR)	32,000,000	47,693,218

Finland 3.0%
Finland Government Bond
5.38%, 07/04/13 (EUR)	21,000,000	32,613,519

France 4.0%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	24,200,000	43,129,148

Germany 12.6%
Bundesobligation
1.75%, 10/09/15 (EUR)	3,700,000	5,280,188
2.75%, 04/08/16 (EUR)	21,800,000	32,284,918
Bundesrepublik Deutschland
3.75%, 01/04/17 (EUR)	14,000,000	21,690,068
2.25%, 09/04/20 (EUR)	12,500,000	17,151,355
2.50%, 01/04/21 (EUR)	9,200,000	12,840,141
3.25%, 07/04/21 (EUR)	2,900,000	4,286,519
3.25%, 07/04/42 (EUR)	3,800,000	4,998,565
Bundesschatzanweisungen
0.75%, 09/14/12 (EUR)	2,750,000	3,954,046
1.75%, 06/14/13 (EUR)	23,150,000	33,662,446

		136,148,246

Japan 17.0%
Japan Government Five Year Bond
0.40%, 09/20/15 (JPY)	4,620,000,000	57,487,939
Japan Government Ten Year Bond
1.10%, 09/20/12 (JPY)	2,640,000,000	33,166,179
1.90%, 06/20/16 (JPY)	2,150,000,000	28,623,189
1.50%, 09/20/18 (JPY)	3,600,000,000	47,144,997
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	1,266,000,000	17,002,849

		183,425,153

Mexico 4.3%
Mexico Government Bond
5.38%, 06/10/13 (EUR)	9,000,000	13,703,914
9.50%, 12/18/14 (MXN)	81,600,000	7,771,510
8.50%, 12/13/18 (MXN)	115,000,000	10,883,792
6.50%, 06/10/21 (MXN)	170,000,000	14,027,378

		46,386,594

Netherlands 2.9%
Netherlands Government Bond
4.25%, 07/15/13 (EUR)	6,000,000	9,127,259
4.00%, 07/15/16 (EUR)	7,500,000	11,596,590
7.50%, 01/15/23 (EUR)	5,360,000	10,732,514

		31,456,363

Poland 5.9%
Poland Government Bond
5.00%, 10/24/13 (PLN)	12,500,000	4,572,271
6.25%, 10/24/15 (PLN)	17,700,000	6,707,131
5.50%, 10/25/19 (PLN)	95,400,000	34,375,547

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)
5.75%, 09/23/22 (PLN)	51,600,000	18,565,164

		64,220,113

Slovakia 1.2%
Slovakia Government Bond
4.90%, 02/11/14 (EUR)	8,497,664	12,951,968

Slovenia 2.2%
Slovenia Government Bond
4.38%, 02/06/19 (EUR)	16,000,000	23,244,159

Total Government Bonds
(Cost $682,645,481)		707,147,721

Government Agency Obligations 9.8% of net assets

Germany 5.7%
Bayerische Landesbank
1.40%, 04/22/13 (JPY)	1,600,000,000	20,162,822
Kreditanstalt fuer Wiederaufbau
0.30%, 03/20/13 (JPY)	1,580,000,000	19,651,703
2.05%, 02/16/26 (JPY)	1,700,000,000	22,387,567

		62,202,092

Japan 2.9%
Development Bank of Japan
1.75%, 03/17/17 (JPY)	1,160,000,000	15,284,695
Japan Finance Org. for Municipal Enterprises
1.55%, 02/21/12 (JPY)	350,000,000	4,385,675
1.35%, 11/26/13 (JPY)	915,000,000	11,649,909

		31,320,279

Netherlands 1.2%
Bank Nederlandse Gemeenten
1.85%, 11/07/16 (JPY)	970,000,000	12,645,545

Total Government Agency Obligations
(Cost $98,275,738)		106,167,916

Corporate Bonds 8.0% of net assets

Netherlands 1.1%
ING Bank N.V.
6.13%, 05/29/18, 05/29/23 (EUR) (a)(b)	8,000,000	11,942,272

Norway 1.8%
Eksportfinans ASA
1.60%, 03/20/14 (JPY)	1,500,000,000	19,189,566

Switzerland 0.4%
Zurich Finance (USA), Inc.
4.50%, 06/15/15, 06/15/25 (EUR) (a)(b)	3,100,000	4,432,919

United Kingdom 4.7%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	500,000	772,431
6.00%, 06/10/19 (EUR)	11,400,000	17,304,596
Lloyds TSB Bank plc
5.63%, 03/05/13, 03/05/18 (EUR) (a)(b)	1,200,000	1,695,260
5.38%, 09/03/19 (EUR)	6,300,000	9,021,013
Royal Bank of Scotland plc
5.38%, 09/30/19 (EUR)	10,100,000	14,179,141
Standard Life plc
6.38%, 07/12/12, 07/12/22 (EUR) (a)(b)	5,130,000	7,502,502

		50,474,943

Total Corporate Bonds
(Cost $82,646,900)		86,039,700

Supranational 11.2% of net assets
Asian Development Bank
2.35%, 06/21/27 (JPY)	1,800,000,000	24,612,677
European Investment Bank
1.40%, 06/20/17 (JPY)	3,200,000,000	41,416,956
1.90%, 01/26/26 (JPY)	500,000,000	6,451,649
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	3,700,000,000	48,717,011

Total Supranational
(Cost $112,565,092)		121,198,293

U.S. Government and Government Agencies 3.9% of net assets

United States 3.9%
U.S. Treasury Notes
1.25%, 02/15/14 (USD)	5,300,000	5,378,673
2.63%, 01/31/18 (USD)	22,900,000	23,309,704
3.63%, 02/15/21 (USD)	13,200,000	13,766,162

Total U.S. Government and Government Agencies
(Cost $40,835,681)		42,454,539

	Number	Value
Security	of Shares	($)

Other Investment Company 2.1% of net assets

United States 2.1%
State Street Institutional Liquid Reserves Fund - Institutional Class (USD)	22,916,444	22,916,444

Total Other Investment Company
(Cost $22,916,444)		22,916,444

End of Investments.

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

At 06/30/11 the tax basis cost of the fund’s investments was $1,040,344,799, and the unrealized appreciation and depreciation were $45,725,522 and ($145,708), respectively, with a net appreciation of $45,579,814.

(a)	Variable-rate security.
(b)	Callable security.

EUR —	euro Currency
GBP —	Great British Pound
JPY —	Japanese Yen
MXN —	Mexican Peso
PLN —	Polish Zloty
USD —	U.S. Dollar

In addition to the above, the fund held the following at 06/30/11:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Losses
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

07/29/2011	State Street Bank London	GBP	46,546,500	EUR	52,640,389	(1,602,625)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2011:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds(a)	$—	$707,147,721	$—	$707,147,721
Government Agency Obligations(a)	—	106,167,916	—	106,167,916
Corporate Bonds(a)	—	86,039,700	—	86,039,700
Supranational	—	121,198,293	—	121,198,293
U.S. Government and Government Agencies(a)	—	42,454,539	—	42,454,539
Other Investment Company(a)	22,916,444	—	—	22,916,444

Total	$22,916,444	$1,063,008,169	$—	$1,085,924,613

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Contracts*	($1,602,625)	$—	$—	($1,602,625)

*	Forward Foreign Currency contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The fund entered into forward foreign currency exchange contracts during the period ended June 30, 2011. The fund invested in forward currency contracts in connection with the purchase and sale of portfolio securities with the aim of minimizing losses from the depreciation of currencies that are deemed to be overvalued according to Mondrian’s propriety currency valuation model.

REG60666JUN11-00

Laudus Trust
Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings as of June 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.5%		Common Stock	434,174,588	524,619,690
3.4%		Other Investment Companies	18,062,302	18,238,382

100.9%		Total Investments	452,236,890	542,858,072
(0	.9)%	Other Assets and Liabilities, Net		(4,693,379)

100.0%		Net Assets		538,164,693

	Number	Value
Security	of Shares	($)

Common Stock 97.5% of net assets

Capital Goods 6.7%
Danaher Corp.	185,800	9,845,542
Parker Hannifin Corp.	83,600	7,502,264
Precision Castparts Corp.	73,200	12,052,380
Roper Industries, Inc.	82,200	6,847,260

		36,247,446

Consumer Durables & Apparel 3.9%
NIKE, Inc., Class B	118,800	10,689,624
Polo Ralph Lauren Corp.	77,100	10,224,231

		20,913,855

Consumer Services 5.8%
Las Vegas Sands Corp. *	352,700	14,887,467
McDonald’s Corp.	195,300	16,467,696

		31,355,163

Diversified Financials 2.3%
CME Group, Inc.	42,900	12,509,211

Energy 8.2%
Anadarko Petroleum Corp.	84,100	6,455,516
Cimarex Energy Co.	113,800	10,232,896
Concho Resources, Inc. *	100,800	9,258,480
CONSOL Energy, Inc.	149,800	7,262,304
FMC Technologies, Inc. *	248,000	11,107,920

		44,317,116

Food & Staples Retailing 2.0%
CVS Caremark Corp.	288,100	10,826,798

Food, Beverage & Tobacco 2.1%
Kellogg Co.	205,200	11,351,664

Health Care Equipment & Services 3.4%
Express Scripts, Inc. *	243,500	13,144,130
ResMed, Inc. *	163,100	5,047,945

		18,192,075

Household & Personal Products 2.0%
The Estee Lauder Cos. Inc., Class A	99,200	10,434,848

Materials 6.9%
FMC Corp.	63,000	5,419,260
Freeport-McMoRan Copper & Gold, Inc.	151,000	7,987,900
Potash Corp. of Saskatchewan, Inc.	120,800	6,884,392
Praxair, Inc.	63,500	6,882,765
The Sherwin-Williams Co.	115,700	9,703,759

		36,878,076

Media 2.9%
Discovery Communications, Inc., Class A *	207,400	8,495,104
Focus Media Holding Ltd. ADR *	219,000	6,810,900

		15,306,004

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
Agilent Technologies, Inc. *	295,500	15,103,005
Allergan, Inc.	178,000	14,818,500
Watson Pharmaceuticals, Inc. *	154,700	10,632,531

		40,554,036

Retailing 8.0%
Amazon.com, Inc. *	108,600	22,207,614
Netflix, Inc. *	27,900	7,329,051
Priceline.com, Inc. *	26,100	13,361,373

		42,898,038

Software & Services 16.8%
Baidu, Inc. ADR *	91,400	12,807,882
Google, Inc., Class A *	34,400	17,419,472
MercadoLibre, Inc.	67,200	5,331,648
Oracle Corp.	447,600	14,730,516
Red Hat, Inc. *	116,300	5,338,170
Salesforce.com, Inc. *	55,300	8,238,594
SINA Corp. *	56,000	5,829,600
Teradata Corp. *	205,500	12,371,100

 1

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Visa, Inc., Class A	101,500	8,552,390

		90,619,372

Technology Hardware & Equipment 13.6%
Apple, Inc. *	90,100	30,243,867
EMC Corp. *	749,600	20,651,480
QUALCOMM, Inc.	236,000	13,402,440
Riverbed Technology, Inc. *	227,400	9,002,766

		73,300,553

Telecommunication Services 2.2%
Crown Castle International Corp. *	284,900	11,621,071

Transportation 3.2%
C.H. Robinson Worldwide, Inc.	141,100	11,124,324
Union Pacific Corp.	59,100	6,170,040

		17,294,364

Total Common Stock
(Cost $434,174,588)		524,619,690

Other Investment Companies 3.4% of net assets

iShares Russell 1000 Growth Index Fund	65,500	3,987,640
State Street Institutional Liquid Reserves Fund - Institutional Class	14,250,742	14,250,742

Total Other Investment Companies
(Cost $18,062,302)		18,238,382

End of Investments.

At 06/30/11, the tax basis cost of the fund’s investments was $453,560,971 and the unrealized appreciation and depreciation were $91,305,698 and ($2,008,597), respectively, with a net unrealized appreciation of $89,297,101.

*	Non-income producing security.

ADR —	American Depositary Receipt
USD —	Unified school district

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

2

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2011:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$524,619,690	$—	$—	$524,619,690
Other Investment Companies	18,238,382	—	—	18,238,382

Total	$542,858,072	$—	$—	$542,858,072

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG60662JUN11-00

 3

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President, Chief Executive Officer

Date: 08/18/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President, Chief Executive Officer

Date: 08/18/2011

By:	/s/ George Pereira
George Pereira
Treasurer, Principal Financial Officer

Date: 08/17/2011